UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York NY            February 14, 2012
  -------------------------            -----------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

028-01488                Delphi
025-05358                Lateef
028-11482                Knightsbridge
028-11741                Westend
025-04207                Driehaus
028-02028                Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee
028-03691                D.F. Dent
028-13573                Neuberger Berman Group LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          101
                                         -----------

Form 13F Information Table Value Total:  $   240,487
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  ---------------- --------- -------- ----------------- -------- ----------- ------------------------
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- ----------- -------- -------- ------
ISHARES BARCLAYS AGGREGATE BON COM              464287226      551     4995 SH       Sole                     4995
ISHARES IBOXX INV GR CORP      COM              464287242      500     4397 SH       Sole                     4397
POWERSHARES HIGH YIELD CORP BO COM              73936T557     8422   456000 SH       Sole                   456000
TEMPLETON EMERGING MKTS INCOME COM              880192109      259    16650 SH       Sole                    16650
3M COMPANY                     COM              88579Y101      413     5051 SH       Sole                     5051
ABBOTT LABS                    COM              002824100      342     6088 SH       Sole                     6088
AMERICAN EXPRESS CO            COM              025816109     1298    27510 SH       Sole                    27510
AMGEN                          COM              031162100      456     7100 SH       Sole                     7100
ANADARKO PETE CORP             COM              032511107     1289    16885 SH       Sole                    16885
APACHE CORPORATION             COM              037411105      537     5933 SH       Sole                     5933
APPLE COMPUTER INC             COM              037833100     2856     7052 SH       Sole                     7052
AT&T INC                       COM              00206R102     1174    38817 SH       Sole                    38817
AUTOMATIC DATA PROCESSING      COM              053015103      652    12067 SH       Sole                    12067
BANK OF NEW YORK MELLON CORP   COM              064058100     1104    55455 SH       Sole                    55455
BENIHANA INC                   COM              082047101      345    33712 SH       Sole                    33712
BFC FINANCIAL CORP             COM              055384200       12    35212 SH       Sole                    35212
BOEING CO                      COM              097023105      219     2990 SH       Sole                     2990
BRISTOL-MYERS SQUIBB CORP      COM              110122108     2117    60070 SH       Sole                    60070
CAMDEN NATIONAL CORP           COM              133034108      372    11399 SH       Sole                    11399
CANTEL MEDICAL CORP            COM              138098108      582    20824 SH       Sole                    20824
CAPITAL SOUTHWEST CORP         COM              140501107      299     3662 SH       Sole                     3662
CELGENE CORP                   COM              151020104      318     4700 SH       Sole                     4700
CHEVRON CORPORATION            COM              166764100      364     3424 SH       Sole                     3424
CISCO SYSTEMS                  COM              17275R102     2367   130944 SH       Sole                   130944
COCA-COLA                      COM              191216100     2208    31560 SH       Sole                    31560
COGNIZANT TECH SOLUTIONS       COM              192446102     1031    16035 SH       Sole                    16035
COLGATE PALMOLIVE CO           COM              194162103      859     9293 SH       Sole                     9293
COMMERCE BANCSHARES INC.       COM              200525103     1691    44355 SH       Sole                    44355
CONOCO PHILLIPS                COM              20825C104      741    10170 SH       Sole                    10170
CVS CAREMARK CORP              COM              126650100     1837    45040 SH       Sole                    45040
DOMINION RESOURCES INC. NEW    COM              25746U109     2050    38625 SH       Sole                    38625
DU PONT ( E. I. ) DE NEMOURS & COM              263534109     1012    22100 SH       Sole                    22100
E M C CORP                     COM              268648102     1411    65505 SH       Sole                    65505
EMERSON ELECTRIC CO            COM              291011104     2350    50430 SH       Sole                    50430
EXXON MOBIL CORP               COM              30231G102     6158    72655 SH       Sole                    72655
FEDERAL REALTY INV TR          COM              313747206      360     3970 SH       Sole                     3970
FLUOR                          COM              343412102      810    16120 SH       Sole                    16120
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857      752    20430 SH       Sole                    20430
GENERAL ELECTRIC CO            COM              369604103      782    43646 SH       Sole                    43646
GOLDMAN SACHS GROUP INC        COM              38141G104      371     4101 SH       Sole                     4101
GOLUB CAPITAL BDC INC          COM              38173m102      861    55560 SH       Sole                    55560
GOOGLE INC CL A                COM              38259P508     2164     3350 SH       Sole                     3350
H J HEINZ CO                   COM              423074103      739    13675 SH       Sole                    13675
HOME DEPOT                     COM              437076102     2437    57962 SH       Sole                    57962
ILLINOIS TOOL WORKS INC.       COM              452308109      642    13740 SH       Sole                    13740
INDEXIQ GLOBAL AGRIBUSINESS SM COM              45409B834      271    12025 SH       Sole                    12025
INTERNATIONAL BUSINESS MACHINE COM              459200101     1428     7768 SH       Sole                     7768
ISHARES MSCI ALL COUNTRY ASIA  COM              464288182    12089   242255 SH       Sole                   242255
ISHARES MSCI CANADA INDEX      COM              464286509    11706   440082 SH       Sole                   440082
ISHARES MSCI SWITZERLAND INDEX COM              464286749      416    18370 SH       Sole                    18370
ISHARES RUSSELL 3000 INDEX     COM              464287689    16600   223776 SH       Sole                   223776
ISHARES S&P 500 INDEX          COM              464287200     1581    12555 SH       Sole                    12555
ISHARES S&P MIDCAP 400         COM              464287507     1183    13505 SH       Sole                    13505
ISHARES S&P SMALLCAP 600 INDEX COM              464287804     1180    17271 SH       Sole                    17271
JOHNSON & JOHNSON              COM              478160104     3303    50367 SH       Sole                    50367
JP MORGAN CHASE & CO           COM              46625H100     2240    67374 SH       Sole                    67374
KAYNE ANDERSON MLP             COM              486606106     8915   293540 SH       Sole                   293540
KIMBERLY-CLARK                 COM              494368103      874    11880 SH       Sole                    11880
KRAFT FOODS INC CLASS A        COM              50075N104      329     8818 SH       Sole                     8818
MARKET VECTORS - AGRIBUSINESS  COM              57060U605     7742   164205 SH       Sole                   164205
MARKET VECTORS GOLD MINERS ETF COM              57060U100    10768   209375 SH       Sole                   209375
MERCK & CO                     COM              58933Y105      640    16982 SH       Sole                    16982
METLIFE INC                    COM              59156R108     1344    43095 SH       Sole                    43095
MICROSOFT CORP                 COM              594918104     2211    85168 SH       Sole                    85168
MONSANTO CO NEW                COM              61166W101     2348    33510 SH       Sole                    33510
NEWMONT MINING CORP            COM              651639106      330     5500 SH       Sole                     5500
NIKE INC                       COM              654106103     1407    14595 SH       Sole                    14595
OCCIDENTAL PETROLEUM CORP      COM              674599105     1533    16364 SH       Sole                    16364
ORACLE CORPORATION             COM              68389X105     1670    65103 SH       Sole                    65103
PARKER HANNIFIN CORP           COM              701094104     1052    13794 SH       Sole                    13794
PAYCHEX                        COM              704326107     1765    58610 SH       Sole                    58610
PEABODY ENERGY CORP            COM              704549104      859    25949 SH       Sole                    25949
PEPSICO INC                    COM              713448108     2751    41465 SH       Sole                    41465
PFIZER INC                     COM              717081103     2523   116569 SH       Sole                   116569
POWERSHARES CLEANTECH PORTFOLI COM              73935X278      448    20850 SH       Sole                    20850
POWERSHARES GLOBAL CLEAN ENERG COM              73936T615      249    30300 SH       Sole                    30300
POWERSHARES WATER RESOURCES    COM              73935X575     7434   441170 SH       Sole                   441170
POWERSHARES WILDERHILL CLEAN E COM              73935x500      243    48000 SH       Sole                    48000
PROCTER & GAMBLE CO            COM              742718109     3441    51574 SH       Sole                    51574
QUALCOMM INC.                  COM              747525103     1610    29425 SH       Sole                    29425
SCHLUMBERGER                   COM              806857108     1887    27627 SH       Sole                    27627
SPDR S&P 500 ETF TRUST         COM              78462f103     8708    69383 SH       Sole                    69383
SPDR S&P MIDCAP 400 ETF TRUST  COM              78467Y107     5825    36525 SH       Sole                    36525
TARGET                         COM              87612E106      415     8100 SH       Sole                     8100
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100    17135   428482 SH       Sole                   428482
UNITED PARCEL SVC INC CL B     COM              911312106      328     4475 SH       Sole                     4475
UNITED TECHNOLOGIES CORP       COM              913017109     2155    29486 SH       Sole                    29486
US BANCORP                     COM              902973304      494    18250 SH       Sole                    18250
VANGUARD EUROPEAN ETF          COM              922042874      307     7400 SH       Sole                     7400
VANGUARD MSCI EAFE ETF         COM              921943858      302     9850 SH       Sole                     9850
VANGUARD MSCI EMERGING MARKETS COM              922042858     9119   238655 SH       Sole                   238655
VANGUARD TOTL SM ETF           COM              922908769     2879    44775 SH       Sole                    44775
VELOCITYSHARES DAILY INVERSE V COM              22542D795       90    13800 SH       Sole                    13800
VERIZON COMMUNICATIONS         COM              92343V104      287     7144 SH       Sole                     7144
WAL MART STORES                COM              931142103     2379    39810 SH       Sole                    39810
WALGREEN                       COM              931422109      432    13080 SH       Sole                    13080
WINDSTREAM CORPORATION         COM              97381W104      488    41550 SH       Sole                    41550
WISDOMTREE EMERGING MKTS EQ IN COM              97717w315    13331   260025 SH       Sole                   260025
XENITH CORP                    COM              98410X105      325    87000 SH       Sole                    87000
XEROX CORP                     COM              984121103      197    24805 SH       Sole                    24805
ZIMMER HOLDINGS INC            COM              98956P102      807    15105 SH       Sole                    15105